UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-05652
DREYFUS MUNICIPAL INCOME, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	6/30/05

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Municipal Income, Inc.
Statement of Investments	June 30, 2005 (Unaudited)

	Principal
	Amount ($)	Value ($)
Long-Term Municipal Investments--146.9%

Alabama--10.1%

Courtland Industrial Development Board, SWDR
(Champion International Corp. Project)
6.50%, 9/1/2025	2,500,000	2,565,275

Jefferson County:
Limited Obligation School Warrants
5.50%, 1/1/2021	4,000,000	4,419,760
Sewer Revenue, Capital Improvement
5.75%, 2/1/2038 (Insured; FGIC)
(Prerefunded 2/1/2009)	7,500,000 a	8,282,925

The Board of Trustees of the University of Alabama, HR
(University of Alabama at Birmingham)
5.875%, 9/1/2031 (Insured; MBIA)	4,620,000	5,147,604

Alaska--3.6%

Alaska Housing Finance Corp.,
General Mortgage Revenue
6.05%, 6/1/2039 (Insured; MBIA)	6,845,000	7,140,909

Arkansas--1.5%

Independence County, PCR
(Entergy Arkansas Inc. Project) 5%, 1/1/2021	3,000,000	3,070,560

California--11.1%

ABAG Financial Authority For Nonprofit Corps.,
Insured Revenue, COP
(Odd Fellows Home of California)
6%, 8/15/2024	5,000,000	5,281,600

California Department of Veteran Affairs,
Home Purchase Revenue
5.20%, 12/1/2028	5,000,000	5,003,700

California Health Facilities Financing Authority,
Revenue (Sutter Health)
6.25%, 8/15/2035	2,500,000	2,798,325

California Statewide Communities Development Authority,
COP (Catholic Healthcare West)
6.50%, 7/1/2020	5,000,000	5,570,200

Golden State Tobacco Securitization Corp., Revenue
(Tobacco Settlement Asset-Backed Bonds)

7.80%, 6/1/2042	3,000,000		3,601,200

Colorado--4.4%

City and County of Denver, Airport Revenue
(Special Facilities-United Airlines Inc. Project)
6.875%, 10/1/2032	2,480,000	b	2,242,862

Colorado Springs, HR:
6.375%, 12/15/2030 (Prerefunded 12/15/2010)	2,835,000	a	3,303,059
6.375%, 12/15/2030	2,890,000		3,208,536

District of Columbia--2.3%

District of Columbia, Revenue
(Catholic University America Project)
5.625%, 10/1/2029 (Insured; AMBAC)	2,080,000		2,276,851

District of Columbia Housing Finance Agency,
SFMR 7.45%, 12/1/2030
(Collateralized; FNMA)	2,185,000		2,313,128

Florida--1.4%

Orange County Health Facilities Authority, Revenue
(Orlando Regional Healthcare System)
6%, 10/1/2026	1,500,000		1,603,005

South Lake County Hospital District,
Revenue (South Lake Hospital Inc.)
5.80%, 10/1/2034	1,095,000		1,155,773

Georgia--.5%

Development Authority of the City of Milledgeville
and Baldwin County, Revenue
(Georgia College and State University Foundation
Property III, LLC Student Housing System Project)
5.25%, 9/1/2019	1,000,000		1,060,100

Illinois--10.4%

Chicago:
6.125%, 1/1/2028 (Insured; FGIC) (Prerefunded 7/1/2010)	3,685,000	a	4,235,981
6.125%, 1/1/2028 (Insured; FGIC)	315,000		355,758

Illinois Development Finance Authority, Revenue
(Community Rehabilitation Providers Facilities
Acquisition Program)
8.75%, 3/1/2010	75,000		75,273

Illinois Health Facilities Authority, Revenue:
(Advocate Health Care Network)
6.125%, 11/15/2022	5,800,000		6,454,182
(OSF Healthcare System)
6.25%, 11/15/2029	7,000,000		7,557,830

(Swedish American Hospital)
6.875%, 11/15/2030 (Prerefunded 5/15/2010)	2,000,000	a	2,354,300

Indiana--1.4%

Franklin Township School Building Corp. (Marion County)
First Mortgage 6.125%, 1/15/2022
(Prerefunded 7/15/2010)	2,500,000	a	2,900,000

Maryland--4.9%

Maryland Economic Development Corp.,
Student Housing Revenue (University of Maryland,
College Park Project)
5.625%, 6/1/2035	2,000,000		2,089,080

Maryland Health and Higher Educational
Facilities Authority, Revenue
(The John Hopkins University Issue)
6%, 7/1/2039 (Prerefunded 7/1/2009)	7,000,000	a	7,867,020

Massachusetts--6.7%

Massachusetts Bay Transportation Authority, Assessment
5%, 7/1/2034	5,000,000		5,330,100

Massachusetts Health and Educational Facilities Authority,
Revenue, Healthcare System (Covenant Health)
6%, 7/1/2031	2,500,000		2,707,525

Massachusetts Industrial Finance Agency, Revenue
(Water Treatment-American Hingham)
6.95%, 12/1/2035	5,235,000		5,521,826

Michigan--7.4%

Hancock Hospital Finance Authority,
Mortgage Revenue (Portgage Health)
5.45%, 8/1/2047 (Insured; MBIA)	2,200,000		2,333,650

Michigan Hospital Finance Authority, HR
(Genesys Health System Obligated Group)
8.125%, 10/1/2021 (Prerefunded 10/1/2005)	7,670,000	a	7,927,865

Michigan Strategic Fund, SWDR
(Genesee Power Station Project)
7.50%, 1/1/2021	4,800,000		4,555,104

Minnesota--1.4%

Minnesota Agricultural and Economic Development Board,
Health Care System Revenue
(Fairview Health Services):
6.375%, 11/15/2029 (Prerefunded 11/15/2010)	2,420,000	a	2,818,913
6.375%, 11/15/2029	80,000		88,263

Mississippi--3.0%

Mississippi Business Finance Corp., PCR
(System Energy Resource Inc. Project)
5.875%, 4/1/2022	6,000,000	6,103,740

Missouri--2.8%

Health and Educational Facilities Authority of the State
of Missouri, Health Facilities Revenue:
(BJC Health System)
5.25%, 5/15/2032	2,500,000	2,668,475
(Saint Anthony's Medical Center)
6.25%, 12/1/2030	2,500,000	2,713,550

Missouri Housing Development Commission,
Mortgage Revenue (Single Family Homeownersip Loan)
6.30%, 9/1/2025	270,000	278,532

Nevada--2.2%

Clark County, IDR (Southwest Gas Corp.)
6.10%, 12/1/2038 (Insured; AMBAC)	4,000,000	4,483,040

New Jersey--.8%

New Jersey Economic Development Authority,
Cigarette Tax Revenue
5.50%, 6/15/2031	1,610,000	1,706,278

New Mexico--3.0%

Farmington, PCR (Public Service Co. San Juan)
6.30%, 12/1/2016	3,000,000	3,201,390

New Mexico Mortgage Finance Authority,
Single Family Mortgage Program
6.85%, 9/1/2031 (Collateralized; GNMA)	2,590,000	2,741,489

New York--2.1%

Long Island Power Authority,
Electric System Revenue
5%, 9/1/2027	1,500,000	1,581,645

New York City Municipal Water Finance Authority,
Water and Sewer System Revenue
5.125%, 6/15/2034 (Insured; FGIC)	2,500,000	2,657,600

North Carolina--5.2%

North Carolina Capital Facilities Finance Agency,
Revenue (Duke University Project)
5.25%, 7/1/2042	5,000,000	5,356,650

North Carolina Eastern Municipal Power Agency,

Power System Revenue
5.125%, 1/1/2026	3,000,000		3,113,430

North Carolina Housing Finance Agency (Home Ownership)
6.25%, 1/1/2029	1,870,000		1,963,182

Ohio--4.8%

Cuyahoga County, Hospital Improvement Revenue
(The Metrohealth System Project)
6.125%, 2/15/2024	5,000,000		5,303,450

Ohio Housing Finance Agency,
Residential Mortgage Revenue
5.75%, 9/1/2030 (Collateralized; GNMA)	375,000		376,699

Rickenbacker Port Authority, Capital Funding
Revenue (OASBO Expanded Asset Pooled)
5.375%, 1/1/2032	3,590,000		4,016,600

Oklahoma--1.4%

Oklahoma Development Finance Authority, Revenue
(Saint John Health System)
6%, 2/15/2029	2,500,000		2,720,050

Pennsylvania--7.7%

Delaware County Industrial Development Authority,
Water Facilities Revenue (Aqua Pennsylvania,
Inc. Project) 5%, 11/1/2038 (Insured; FGIC)	3,375,000		3,545,809

Pennsylvania Economic Development Financing Authority,
RRR (Northampton Generating Project)
6.60%, 1/1/2019	3,500,000		3,560,830

Sayre Health Care Facilities Authority,
Revenue (Guthrie Health)
5.875%, 12/1/2031	7,750,000		8,363,103

South Carolina--9.4%

Lancaster Educational Assistance Program, Inc.,
Installment Purchase Revenue (The School District
of Lancaster County, South Carolina, Project)
5%, 12/1/2026	5,000,000		5,147,450

Medical University, Hospital Facilities Revenue
6%, 7/1/2019 (Prerefunded 7/1/2009)	2,500,000	a	2,802,600

Piedmont Municipal Power Agency, Electric Revenue
5.25%, 1/1/2021	3,500,000		3,573,675

Tobacco Settlement Revenue Management Authority,
Tobacco Settlement Asset - Backed Bonds:
6.375%, 5/15/2028	2,900,000		3,091,835

6.375%, 5/15/2030	3,750,000	4,314,113

Tennessee--1.5%

The Health, Educational and Housing Facility Board of
the City of Chattanooga, Revenue
(CDFI Phase I, LLC Project)
5.125%, 10/1/2035	3,000,000	3,004,500

Texas--13.3%

Cities of Dallas and Fort Worth,
Dallas/Fort Worth International Airport,
Joint Revenue Improvement
5%, 11/1/2035 (Insured; FSA)	2,500,000	2,547,225

Gregg County Health Facilities Development Corp.,
HR (Good Shepherd Medical Center Project)
6.375%, 10/1/2025 (Insured; Radian)	2,500,000	2,835,125

Harris County Health Facilities Development Corp.,
HR (Memorial Hermann Healthcare)
6.375%, 6/1/2029	3,565,000	3,964,672

Industrial Development Corp. of Port of Corpus
Christi, Revenue
(Valero Refining and Marketing Co. Project)
5.40%, 4/1/2018	2,350,000	2,455,327

Port of Corpus Christi Authority of Nueces County,
Revenue (Union Pacific Corp. Project)
5.65%, 12/1/2022	4,500,000	4,756,905

Sabine River Authority of Texas, PCR
(TXU Energy Co. LLC Project)
6.15%, 8/1/2022	2,500,000	2,762,475

Texas, Veterans Housing Assistance Program
6.10%, 6/1/2031 (Collateralized; FHA)	7,000,000	7,543,690

Utah--1.6%

Carbon County, SWDR (Sunnyside Cogeneration)
7.10%, 8/15/2023	2,868,000	2,898,917

Utah Housing Finance Agency,
Single Family Mortgage
6%, 1/1/2031 (Collateralized; FHA)	385,000	389,458

Vermont--1.3%

Vermont Educational and Health Buildings
Financing Agency, Revenue
(Saint Michael's College Project)
6%, 10/1/2028	1,500,000	1,714,890

Vermont Housing Finance Agency,
Single Family Housing
6.40%, 11/1/2030 (Insured; FSA)	800,000		807,608

Washington--3.8%

Public Utility District Number 1 of Pend Orielle County,
Electric Revenue
6.375%, 1/1/2015	2,000,000		2,059,520

Washington Higher Education Facilities Authority,
Revenue (Whitman College Project)
5.875%, 10/1/2029 (Prerefunded 10/1/2009)	5,000,000	a	5,568,600

West Virginia--3.9%

Braxton County, SWDR
(Weyerhaeuser Co. Project)
5.80%, 6/1/2027	7,450,000		7,766,699

Wisconsin--3.8%

Badger Tobacco Asset Securitization Corp.,
Tobacco Settlement Asset-Backed Bonds
7%, 6/1/2028	2,500,000		2,820,450

Wisconsin Health and Educational Facilities Authority,
Revenue (Aurora Health Care, Inc.)
5.60%, 2/15/2029	4,575,000		4,747,935

Wyoming--1.0%

Sweetwater County, SWDR (FMC Corp. Project)
7%, 6/1/2024	2,000,000		2,022,260

U.S. Related--7.2%

Puerto Rico Highway and Transportation Authority,
Transportation Revenue:
7.309%, 7/1/2038 (Insured; MBIA)	4,000,000	c,d	4,451,200
7.309%, 7/1/2038 (Insured; MBIA)	5,000,000	c,d	5,564,000

Puerto Rico Infrastructure Financing Authority,
Special Tax Revenue, Residual Certificates
7.155%, 7/1/2015 (Insured; AMBAC)	4,000,000	c,d	4,514,200

Total Long-Term Municipal Investments
(cost $273,673,125)			295,798,913

Short-Term Municipal Investments--.5%

Alaska--.5%

Valdez, Marine Terminal Revenue, VRDN
(Exxon Pipeline Co. Project):
2.32%, Series A	700,000	e	700,000

2.32%, Series B	300,000	e	300,000
Texas--.0%
Lower Neches Valley Authority, IDC,
Exempt Facilities Revenue, VRDN
(ExxonMobil Project) 2.32%	100,000	e	100,000
Total Short-Term Municipal Investments
(cost $1,100,000)			1,100,000
Total Investments (cost $274,773,125)	147.4%		296,898,913
Cash And Receivables (Net)	2.2%		4,465,452
Preferred Stock, at redemption value	(49.6%)		(100,000,000)
Net Assets applicable to Common Shareholders	100.0%		201,364,365

Notes to Statement of Investments:

a Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Non-income producing security; interest payments in default.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to
$14,529,400 or 7.2% of net assets applicable to common shareholders.
d Inverse floater security - the interest rate is subject to change periodically.
e Securities payable on demand. Variable interest rate - subject to periodic change.

f At June 30, 2005, the fund had $77,298,125 or 38.4% of net assets applicable to common shareholders invested in securities whose payment of principal and interest is dependent upon revenues generated from health care projects.

g Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MUNICIPAL INCOME, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	August 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	August 10, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	August 10, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)